STOCK-BASED COMPENSATION (Restricted Stock Units) (Details) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) employees $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		$ 188	$ 310	$ 225
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense		$ 42	$ 115	$ 83
Deferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number | shares	13,346,000	9,735,000	13,346,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares	$ 50.71	$ 57.41	$ 50.71
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares		2,022,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares		$ 71.46	$ 61.29	$ 46.25
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period | shares		5,409,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value | $ / shares		$ 46.04
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period | shares		224,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value | $ / shares		$ 59.40
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 382	$ 179	$ 166
Employee Service Share-based Compensation, Tax Benefit Realized from Vesting of Deferred Stock Awards		86	66	61
Allocated Share-based Compensation Expense		144	178	97
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense		32	$ 66	$ 36
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 126
Employee Service Share-based Compensation, Nonvested, Total Compensation Cost not yet recognized and period for recognition in years		1 year 8 months 5 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested But Not Issued | shares		18,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested But Not Issued, Weighted Average Grant Date Fair Value | $ / shares		$ 35.12
Deferred Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		1 year
Deferred Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Deferred Compensation, Share-based Payments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost		$ 25
Share-Based Compensation Arrangement By Share-Based Payment Award, Plan Modification, Incremental Allocated Share-Based Compensation Expense	$ 20	$ 5
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Number of Employees Affected | employees		5,000
Executive Officer [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Redeemed or Called During Period, Value		$ 45
Stock Redeemed or Called During Period, Shares | shares		625,000	0	0